Note 17 - Effect of One-percentage Point Change in Assumed Healthcare Cost Trend Rates (Details) - Other Postretirement Benefit Plans [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Effect Of One Percentage Point Change In Assumed Healthcare Cost Trend Rates [Line Items]
Effect on postretirement benefit obligation	$ 4
Effect on postretirement benefit obligation	$ (4)